Federal Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Contingency [Line Items]
U.S. federal income tax rate	34.00%	34.00%	34.00%
Deferred Income Tax Expense (Benefit)	$ 439	$ 206	$ (55)
Alternative minimum tax credit carryforward	18	9
Valuation allowance for deferred tax assets	0	0
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 0
Minimum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2010
Maximum [Member]
Income Tax Contingency [Line Items]
Open Tax Year	2013